Income taxes - Components of Net Deferred Tax Liability (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 2,060	$ 1,960
Pension obligation	300	283
Renewable energy investment	295	278
Lease financings	130	151
Equity investments	65	65
Repatriation	0	617
Securities valuation	(15)	11
Credit losses on loans	(54)	(55)
Reserves not deducted for tax	(143)	(103)
Employee benefits	(266)	(287)
Other assets	(65)	(85)
Other liabilities	189	186
Net deferred tax liability	$ 2,496	$ 3,021